CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Financial liabilities
Senior secured term loan	$ 72,391		$ 40,109
Convertible Note	15,401		14,542
Exchangeable notes	210		210
Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	25,286		12,752
Lease payable on Right of Use assets	12,762		12,566
Senior secured term loan	72,391	[1]	40,109	[2]
Convertible Note	15,401		14,542
Exchangeable notes	210		210
Total maturities of financial liabilities	126,050		80,179
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	25,286		12,752
Lease payable on Right of Use assets	15,214		15,306
Senior secured term loan	81,438	[1]	56,121	[2]
Convertible Note	21,350		21,650
Exchangeable notes	380		389
Total maturities of financial liabilities	143,668		106,218
Six Month Or Less Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	25,286		12,752
Lease payable on Right of Use assets	1,454		1,107
Senior secured term loan	1,703	[1]	3,461	[2]
Convertible Note	150		150
Exchangeable notes	4		4
Total maturities of financial liabilities	28,597		17,474
Six Month To Twelve Month Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	1,408		1,114
Senior secured term loan	3,319	[1]	3,461	[2]
Convertible Note	150		150
Exchangeable notes	4		4
Total maturities of financial liabilities	4,881		4,729
One Year To Two Years Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	2,213		2,243
Senior secured term loan	76,416	[1]	6,922	[2]
Convertible Note	300		300
Exchangeable notes	8		8
Total maturities of financial liabilities	78,937		9,473
Two Year To Five Years Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	5,487		5,442
Senior secured term loan	0	[1]	42,277	[2]
Convertible Note	900		900
Exchangeable notes	24		24
Total maturities of financial liabilities	6,411		48,643
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	4,652		5,400
Senior secured term loan	0	[1]	0	[2]
Convertible Note	19,850		20,150
Exchangeable notes	340		349
Total maturities of financial liabilities	$ 24,842		$ 25,899

[1]	The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2023
[2]	The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2022.